Rights Upon Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Rights Upon Plan Termination	Rights Upon Plan Termination
Although it has not expressed any intent to do so, the Company has the right to terminate the Plan subject to the provisions of ERISA. Participants are always 100% vested in their own contributions and related earnings.